Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

May 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--28.2%
		Aerospace & Defense--0.2%
$1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	$1,036,310

		Air Transportation--1.3%
2,950,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	3,146,676
1,436,142		Northwest Airlines Corp., Pass Thru Cert., 7.935%, 4/1/2019	1,514,620
1,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,042,460

		TOTAL	5,703,756

		Automotive--0.3%
255,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	246,827
550,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	574,700
650,000		Hertz Corp., Sr. Note, 8.25%, 6/1/2005	688,597

		TOTAL	1,510,124

		Banking--2.1%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	158,085
2,250,000		Capital One Bank, 6.875%, 2/1/2006	2,207,992
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	256,607
550,000		GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002	557,623
2,000,000		National Bank of Canada, NY, Note, Series B, 8.125%, 8/15/2004	2,123,820
2,250,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	2,233,967
300,000		Summit Bancorp., Bond, 8.40%, 3/15/2027	308,823
1,250,000		Washington Mutual, Inc., Note, 7.50%, 8/15/2006	1,315,888

		TOTAL	9,162,805

		Beverage & Tobacco--0.1%
275,000		Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	278,987

		Broadcast Radio & TV--0.6%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,016,240
500,000		Clear Channel Communications, Inc., 7.65%, 9/15/2010	516,470

		TOTAL	2,532,710

		Cable Television--0.3%
1,180,000		Continental Cablevision, Deb., 9.50%, 8/1/2013	1,338,214

Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--0.1%
$500,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$343,430

		Consumer Products--0.5%
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,120,020

		Ecological Services & Equipment--0.9%
750,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	752,640
300,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	303,420
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,296,386
500,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	525,470
1,000,000		Waste Management, Inc., Sr. Note, 7.375%, 8/1/2010	1,001,240

		TOTAL	3,879,156

		Education--0.5%
1,800,000		Boston University, Medium Term Note, 7.625%, 7/15/2097	1,757,898
525,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	582,346

		TOTAL	2,340,244

		Electronics--0.3%
1,225,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	1,244,796

		Finance - Automotive--0.4%
500,000		Ford Motor Credit Co., Unsub. Bond, 6.875%, 6/5/2001	500,000
100,000		General Motors Acceptance Corp., Medium Term Note, 6.70%, 10/10/2001	100,944
200,000		General Motors Acceptance Corp., Medium Term Note, 6.75%, 6/17/2002	203,906
1,000,000		General Motors Acceptance Corp., Note, 7.50%, 7/15/2005	1,043,570

		TOTAL	1,848,420

		Finance - Retail--0.5%
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	150,325
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,272,073

		TOTAL	2,422,398

		Financial Intermediaries--1.8%
3,310,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	3,340,452
400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	426,488
150,000		Bear Stearns Cos., Inc., Sr. Note, 6.125%, 2/1/2003	151,975
2,000,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	2,110,580
115,000		John Deere Capital Corp., Medium Term Note, Series C, 7.00%, 8/6/2001	115,550
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	$773,438
625,000		Lehman Brothers Holdings, Inc., Bond, 7.875%, 8/15/2010	658,275
200,000		Lehman Brothers Holdings, Inc., Note, 6.50%, 10/1/2002	204,082
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	273,258

		TOTAL	8,054,098

		Financial Services--0.4%
400,000		FINOVA Capital Corp., Note, 7.40%, 6/1/2007	360,000
1,400,000		General Electric Capital Corp., Medium Term Note, 6.65%, 9/3/2002	1,437,856
150,000		Transamerica Finance Corp., Medium Term Note, 6.125%, 11/1/2001	151,174

		TOTAL	1,949,030

		Food & Drug Retailers--0.1%
150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	155,286
295,000		Safeway, Inc., Note, 6.05%, 11/15/2003	297,487

		TOTAL	452,773

		Food Products--0.4%
1,700,000	[1]	Kellogg Co., Bond, 7.45%, 4/1/2031	1,690,667

		Forest Products--0.4%
350,000		Donohue Forest Products, Company Guarantee, 7.625%, 5/15/2007	353,556
1,500,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,556,085

		TOTAL	1,909,641

		Health Care--0.7%
910,000		Guidant Corp., Note, 6.15%, 2/15/2006	884,702
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	522,500
1,500,000		UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	1,566,435

		TOTAL	2,973,637

		Insurance--1.7%
400,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	398,000
600,000		Delphi Financial Group, Inc., Note, 9.31%, 3/25/2027	452,586
2,750,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	2,812,260
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,116,560
400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	414,004
Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--continued
$360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	$353,052
1,000,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	886,480

		TOTAL	7,432,942

		Leisure & Entertainment--1.0%
1,650,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	1,677,225
400,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	407,824
1,500,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	1,544,145
800,000		Viacom, Inc., Sr. Sub. Note, 10.25%, 9/15/2001	812,240

		TOTAL	4,441,434

		Machinery & Equipment--0.2%
850,000		Caterpillar, Inc., Deb., 9.75%, 6/1/2019	888,335

		Metals & Mining--1.2%
1,534,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,582,183
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	417,399
2,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,051,120
1,200,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,159,166

		TOTAL	5,209,868

		Oil & Gas--2.1%
1,000,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	967,590
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	991,840
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	255,245
800,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	811,024
3,800,000	[1]	Pemex Project Fndg Master, 9.125%, 10/13/2010	3,915,026
750,000		Tosco Corp., Note, 8.125%, 2/15/2030	819,240
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	777,000
750,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	774,870

		TOTAL	9,311,835

		Pharmaceutical--0.6%
2,250,000	[1]	American Home Products Corp., Note, 6.25%, 3/15/2006	2,243,430
175,000		American Home Products Corp., Note, 7.90%, 2/15/2005	184,271
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	395,852

		TOTAL	2,823,553

Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--1.0%
$1,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	$1,153,464
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	296,484
2,713,000		News America Holdings, Inc., Company Guarantee, 10.125%, 10/15/2012	2,958,174

		TOTAL	4,408,122

		Real Estate--0.9%
3,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	3,111,600
750,000		Sun Communities, Inc., Medium Term Note, 6.77%, 5/16/2005	742,732

		TOTAL	3,854,332

		Retailers--1.3%
2,100,000	[1]	CVS Corp., Note, 5.625%, 3/15/2006	2,063,271
750,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	792,330
300,000		Sears, Roebuck & Co., Medium Term Note, 10.00%, 2/3/2012	356,079
650,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	588,250
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	234,000
1,515,000		Target Corp., Note, 7.50%, 2/15/2005	1,602,097

		TOTAL	5,636,027

		Services--0.1%
500,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	482,500

		Sovereign Government--0.4%
1,000,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,016,040
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	984,490

		TOTAL	2,000,530

		Supranational--0.2%
1,000,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	1,003,310

		Technology Services--0.9%
1,565,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,417,718
2,750,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	2,725,938

		TOTAL	4,143,656

		Telecommunications & Cellular--3.1%
2,100,000	[1]	AT&T Wireless Services, Sr. Note, 7.875%, 3/1/2011	2,122,302
1,800,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,860,750
2,300,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,283,095
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$600,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	$663,000
1,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	1,097,500
3,175,000		Telecom de Puerto Rico, Company Guarantee, 6.15%, 5/15/2002	3,200,241
2,600,000		WorldCom, Inc., 7.50%, 5/15/2011	2,577,510

		TOTAL	13,804,398

		Utilities--1.6%
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	606,708
1,050,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	976,987
1,500,000	[1]	Israel Electric Corp. Ltd., Note, 8.25%, 10/15/2009	1,551,615
250,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	218,302
2,030,000		Kansas City Power And Light Co., Sr. Note, 7.125%, 12/15/2005	2,055,355
1,000,000	[1]	PSEG Power LLC, Sr. Note, 7.75%, 4/15/2011	1,022,900
900,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	907,983

		TOTAL	7,339,850

		TOTAL CORPORATE BONDS (IDENTIFIED COST $124,589,594)	125,571,908

		ASSET-BACKED SECURITIES--1.3%
		Structured Product (ABS)--0.9%
1,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	1,016,090
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	2,082,060
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 6.323%, 8/15/2006	627,928
224,483	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	223,710

		TOTAL	3,949,788

		Whole Loan--0.4%
1,500,000		Prime Credit Card Master Trust, Class A, 6.70%, 10/15/2009	1,552,575
347,522	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 8.3602%, 1/28/2025	274,762

		TOTAL	1,827,337

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,640,803)	5,777,125

		GOVERNMENT AGENCIES--11.4%
300,000		Federal Farm Credit System, Bond, 6.65%, 11/2/2004	314,643
200,000		Federal Farm Credit System, Medium Term Note, 4.82%, 10/7/2003	201,352
200,000		Federal Farm Credit System, Medium Term Note, 6.14%, 11/22/2004	206,702
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$300,000		Federal Farm Credit System, Medium Term Note, 6.24%, 12/13/2002	$300,303
500,000		Federal Home Loan Bank System, 5.125%, 9/15/2003	506,520
1,000,000		Federal Home Loan Bank System, 5.785%, 3/17/2003	1,022,410
100,000		Federal Home Loan Bank System, Bond, 6.00%, 8/15/2002	102,089
250,000		Federal Home Loan Bank System, Bond, Series 3S04, 5.40%, 2/24/2004	252,295
100,000		Federal Home Loan Bank System, Bond, Series 6K05, 7.52%, 3/28/2005	102,636
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	197,054
60,000		Federal Home Loan Bank System, Bond, Series LL01, 5.725%, 6/29/2001	60,097
100,000		Federal Home Loan Bank System, Bond, Series MY02, 6.16%, 6/21/2002	101,969
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	97,434
250,000		Federal Home Loan Bank System, Bond, Series S903, 5.155%, 11/17/2003	253,703
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	8,886,960
2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	2,598,425
175,000		Federal Home Loan Mortgage Corp., 7.90%, 9/19/2001	177,112
300,000		Federal Home Loan Mortgage Corp., Deb., 5.96%, 7/2/2003	300,564
100,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 6/24/2008	100,079
8,500,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	8,202,160
200,000		Federal Home Loan Mortgage Corp., Note, 5.75%, 7/15/2003	204,874
150,000		Federal Home Loan Mortgage Corp., Note, 7.00%, 2/15/2003	156,198
13,000,000		Federal National Mortgage Association, 4.75%, 11/14/2003	12,982,970
390,000		Federal National Mortgage Association, 7.50%, 2/11/2002	398,884
195,000		Federal National Mortgage Association, Deb., 5.91%, 8/25/2003	200,887
500,000		Federal National Mortgage Association, Deb., 6.75%, 7/30/2007	509,075
250,000		Federal National Mortgage Association, Medium Term Note, 5.05%, 11/6/2003	250,148
195,000		Federal National Mortgage Association, Medium Term Note, 5.06%, 10/27/2003	197,404
100,000		Federal National Mortgage Association, Medium Term Note, 6.11%, 12/4/2008	99,017
300,000		Federal National Mortgage Association, Medium Term Note, 6.27%, 2/13/2008	301,134
350,000		Federal National Mortgage Association, Medium Term Note, 6.71%, 7/24/2001	351,481
100,000		Federal National Mortgage Association, Medium Term Note, 6.84%, 10/15/2003	105,176
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	$8,011,360
1,400,000		Federal National Mortgage Association, Note, 5.625%, 5/14/2004	1,423,758
675,000		Private Export Funding Corp., 7.30%, 1/31/2002	689,135
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	967,370

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $49,594,237)	50,833,378

		U.S. TREASURY SECURITIES--17.9%
		U.S. Treasury Bonds--8.6%
2,215,000		5.25%, 11/15/2028	2, 0 1 7,178
3,000,000		5.375%, 2/15/2031	2,833,140
1,343,000		6.00%, 2/15/2026	1,352,602
3,000,000		6.125%, 11/15/2027	3,078,690
6,000,000		6.25%, 5/15/2030	6,337,440
1,000,000		6.25%, 8/15/2023	1,036,060
8,650,000		6.375%, 8/15/2027	1,816,068
2,000,000		6.50%, 11/15/2026	2,145,700
3,000,000		7.25%, 5/15/2016	3,415,110
3,700,000		8.125%, 5/15/2021	4,634,657
3,200,000		8.125%, 8/15/2019	3,979,456
1,210,000		8.75%, 5/15/2017	1,569,781
1,400,000		9.875%, 11/15/2015	1,952,230
1,400,000		11.625%, 11/15/2004	1,700,300
300,000		11.75%, 11/15/2014	426,573

		TOTAL	38,294,985

		U.S. Treasury Notes--9.3%
10,000,000		5.00%, 2/15/2011	9,701,600
700,000		5.625%, 2/15/2006	719,775
3,000,000		5.75%, 11/15/2005	3,094,800
5,000,000		5.75%, 8/15/2010	5,111,800
2,000,000		5.875%, 11/15/2004	2,071,460
2,900,000		6.00%, 8/15/2009	3,016,000
5,800,000		6.125%, 8/15/2007	6,083,388
300,000		6.25%, 10/31/2001	303,234
400,000		6.25%, 2/28/2002	407,480
Principal Amount or Shares			Value
		U.S. TREASURY SECURITIES--continued
		U.S. Treasury Notes--continued
$2,000,000		6.50%, 2/15/2010	$2,148,420
5,000,000		6.625%, 5/15/2007	5,371,450
3,000,000		6.75%, 5/15/2005	3,201,480

		TOTAL	41,230,887

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $79,605,948)	79,525,872

		PREFERRED STOCKS--0.3%
		Financial Intermediaries--0.2%
21,000		Citigroup, Inc., Series F, Cumulative Pfd., 6.365%	981,750

		Telecommunications & Cellular--0.1%
3,800		AT&T Corp., Pfd., 8.72%	94,126
20,000		AT&T Corp., Pfd., 10.00%	508,800

		TOTAL	602,926

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,631,396)	1,584,676

		WARRANTS--0.0%
4,750	[2]	Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	48

		MUTUAL FUNDS--40.9%
16,143,524		Federated Mortgage Core Portfolio	160,628,065
769,261		Federated Prime Value Obligations Fund, IS Shares	769,261
2,908,086		High Yield Bond Portfolio	20,705,571

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $179,911,999)	182,102,897

		TOTAL INVESTMENTS (IDENTIFIED COST $440,973,977)[3]	$445,395,904

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2001, these securities amounted to $24,203,620 which represents 5.4% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $440,973,977. The net unrealized appreciation of investments on a federal tax basis amounts to $4,421,927 which is comprised of $7,488,169 appreciation and $3,066,242 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($445,292,887) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost of $440,973,977)		$445,395,904
Cash		252
Income receivable		4,377,638
Receivable for investments sold		1,892,692
Receivable for shares sold		39,747

TOTAL ASSETS		451,706,233

Liabilities:
Payable for investments purchased	$3,952,637
Payable for shares redeemed	81,553
Income distribution payable	2,346,498
Accrued expenses	32,658

TOTAL LIABILITIES		6,413,346

Net assets for 42,645,918 shares outstanding		$445,292,887

Net Assets Consist of:
Paid in capital		$440,634,050
Net unrealized appreciation of investments		4,421,927
Accumulated net realized gain on investments		236,806
Undistributed net investment income		104

TOTAL NET ASSETS		$445,292,887

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$300,650,165 ÷ 28,793,900 shares outstanding		$10.44

Institutional Service Shares:
$144,642,722 ÷ 13,852,018 shares outstanding		$10.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends			$5,350,917
Interest			8,002,253

TOTAL INCOME			13,353,170

Expenses:
Investment adviser fee		$771,422
Administrative personnel and services fee		145,220
Custodian fees		14,079
Transfer and dividend disbursing agent fees and expenses		30,471
Directors'/Trustees' fees		3,086
Auditing fees		5,979
Legal fees		1,350
Portfolio accounting fees		60,171
Distribution services fee--Institutional Service Shares		135,952
Shareholder services fee--Institutional Shares		346,187
Shareholder services fee--Institutional Service Shares		135,952
Share registration costs		21,214
Printing and postage		16,200
Insurance premiums		771
Taxes		11,957
Miscellaneous		2,507

TOTAL EXPENSES		1,702,518

Waivers and Reimbursement Expense Reductions:
Waiver of investment adviser fee	$(409,432)
Reimbursement of investment adviser fee	(302)
Waiver of distribution services fee--Institutional Service Shares	(108,762)
Waiver of shareholder services fee--Institutional Shares	(346,187)

TOTAL WAIVERS		(864,683)

Net expenses			837,835

Net investment income			12,515,335

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,345,316
Net change in unrealized appreciation of investments			4,042,590

Net realized and unrealized gain on investments			5, 387, 906

Change in net assets resulting from operations			$17,903,241

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Period Ended 11/30/2000 [1]	Year Ended 9/30/2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,515,335	$3,278,140	$14,128,168
Net realized gain (loss) on investments	1,345,316	(103,878)	(997,252)
Net realized gain on capital distributions from other investment companies	--	--	20,187
Net change in unrealized appreciation	4,042,590	2,959,712	1,925,534

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,903,241	6,133,974	15,076,637

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,115,765)	(2,392,799)	(11,557,062)
Institutional Service Shares	(3,409,031)	(853,188)	(2,641,368)
Distributions from net realized gains on investments
Institutional Shares	--	--	(117,737)
Institutional Service Shares	--	--	(13,144)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,524,796)	(3,245,987)	(14,329,311)

Share Transactions:
Proceeds from sale of shares	206,597,214	46,458,276	222,621,787
Proceeds from shares issued in connection with the tax free transfer of assets from First Bank Chesterfield	7,361,388	--	--
Proceeds from shares issued in connection with the tax free transfer of assets from Central National Bank of Enid	4,497,860	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	3,196,516	949,586	4,040,580
Cost of shares redeemed	(97,437,171)	(14,147,874)	(114,662,440)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	124,215,807	33,259,988	111,999,927

Change in net assets	129,594,252	36,147,975	112,747,253

Net Assets:
Beginning of period	315,698,635	279,550,660	166,803,407

End of period (including undistributed net investment income of $104, $9,565 and $0, respectively)	$445,292,887	$315,698,635	$279,550,660

1 The Fund changed its fiscal year end from September 30 to November 30.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended September 30,
	5/31/2001	11/30/2000 [1]	2000	1999 [2]	1998	1997 [3]
Net Asset Value, Beginning of Period	$10.25	$10.16	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.34	0.12	0.69	0.63	0.64	0.72
Net realized and unrealized gain (loss) on investments	0.19	0.09	(0.01)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.53	0.21	0.68	(0.07)	1.22	1.04

Less Distributions:
Distributions from net investment income	(0.34)	(0.12)	(0.69)	(0.63)	(0.64)	(0.72)
Distributions from net realized gain on investments	--	--	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.34)	(0.12)	(0.70)	(0.65)	(0.64)	(0.72)

Net Asset Value, End of Period	$10.44	$10.25	$10.16	$10.18	$10.90	$10.32

Total Return[4]	5.24%	2.03%	6.96%	(0.63)%	12.21%	10.52%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.35%[6]	0.35%	0.35%	0.32%	0.01%

Net investment income	6.57%[5]	6.89%[6]	6.85%	6.10%	6.03%	7.15%

Expense waiver/reimbursement[6]	0.46%[5]	0.50%[6]	0.48%	0.62%	1.09%	4.39%

Supplemental Data:

Net assets, end of period (000 omitted)	$300,650	$233,016	$203,864	$145,428	$98,496	$16,700

Portfolio turnover	29%	9%	49%	97%	75%	101%

1 The Fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended September 30,
	5/31/2001	11/30/2000 [1]	2000	1999 [2]	1998	1997 [3]
Net Asset Value, Beginning of Period	$10.25	$10.16	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.33	0.11	0.66	0.60	0.61	0.69
Net realized and unrealized gain (loss) on investments	0.19	0.09	(0.01)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.20	0.65	(0.10)	1.19	1.01

Less Distributions:
Distributions from net investment income	(0.33)	(0.11)	(0.66)	(0.60)	(0.61)	(0.69)
Distributions from net realized gain on investments	--	--	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.33)	(0.11)	(0.67)	(0.62)	(0.61)	(0.69)

Net Asset Value, End of Period	$10.44	$10.25	$10.16	$10.18	$10.90	$10.32

Total Return[4]	5.08%	1.98%	6.64%	(0.93)%	11.87%	10.22%

Ratios to Average Net Assets:

Expenses	0.65%[5]	0.65%[6]	0.65%	0.65%	0.63%	0.31%

Net investment income	6.27%[5]	6.58%[6]	6.64%	5.80%	5.70%	6.71%

Expense waiver/reimbursement[6]	0.41%[5]	0.45%[6]	0.43%	0.57%	1.03%	4.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$144,643	$82,682	$75,687	$21,376	$13,425	$2,289

Portfolio turnover	29%	9%	49%	97%	75%	101%

1 The Fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On December 15, 2000, the Fund received a tax-free transfer of assets from First Bank Chesterfield, a Common Trust Fund, as follows:

Institutional Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Depreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
709,873	$7,361,388	$122,578		$321,807,689	$7,361,388	$329,169,077

On May 18, 2001, the Fund received a tax-free transfer of assets from Central National Bank of Enid, a Common Trust Fund, as follows:

Institutional Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
431,243	$4,497,860	$22,545		$438,492,918	$4,497,860	$442,990,778

1 Unrealized depreciation is included in the Common Trust Fund Net Assets Received amount shown above.

2 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $702,916 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Change in Fiscal Year

The Fund changed its fiscal year end from September 30 to November 30.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000

Institutional Service Shares	1,000,000,000

TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,966,886	$114,826,439	3,608,927	$36,726,438
Shares issued in connection with the tax free transfer of assets from First Bank Chesterfield	709,873	7,361,388	--	--
Shares issued in connection with the tax free transfer of assets from Central National Bank of Enid conversion	431,243	4,497,860	--	--
Shares issued to shareholders in payment of distributions declared	211,375	2,216,791	66,140	675,195
Shares redeemed	(6,250,035)	(65,415,203)	(1,020,535)	(10,362,571)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,069,342	$63,487,275	2,654,532	$27,039,062

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,748,998	$91,770,775	957,690	$9,731,838
Shares issued to shareholders in payment of distributions declared	93,438	979,725	26,881	274,391
Shares redeemed	(3,053,962)	(32,021,968)	(372,467)	(3,785,303)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,788,474	$60,728,532	612,104	$6,220,926

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,857,816	$124,215,807	3,266,636	$33,259,988

1 Reflects operations for the period from October 1, 2000 to November 30, 2000, due to fiscal year end change.

	Year Ended 9/30/2000

Institutional Shares:	Shares	Amount

Shares sold	14,928,718	$149,925,308

Shares issued to shareholders in payment of distributions declared	303,579	3,050,770

Shares redeemed	(9,442,584)	(94,718,804)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,789,713	$58,257,274

	Year Ended 9/30/2000

Institutional Service Shares:	Shares	Amount

Shares sold	7,240,323	$72,696,479

Shares issued to shareholders in payment of distributions declared	98,417	989,810

Shares redeemed	(1,986,423)	(19,943,636)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,352,317	$53,742,653

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,142,030	$111,999,927

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $244,028,028 and $192,795,531, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities, (and in-kind contributions), for the period ended May 31, 2001, were as follows:

Purchases	$158,199,929

Sales	$73,517,867

Purchases and sales of long-term U.S. government securities for the period ended May 31, 2001, were as follows:

Purchases	$75,948,998

Sales	$37,652,729

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01664-01 (7/01)